OTHER ACCOUNT PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
NOTE 7:-	OTHER ACCOUNT PAYABLE AND ACCRUED EXPENSES

	December 31,
	2018	2017

Accrued payroll including amounts due to government authorities	938	983
Provision for vacation and other employee benefits	1,315	1,584
Accrued expenses	458	600
Provision for contingent liabilities (Note 10d)	191	274
Other liabilities	475	670

	3,377	4,111